FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2021
FINANCE INCOME AND COSTS
FINANCE INCOME AND COSTS

9.    FINANCE INCOME AND COSTS

Finance income and costs for the years ended December 31, 2021, 2020 and 2019 comprised the following:

	2021	2020	2019
Interest expense:
– Loans and notes	29,432	28,174	30,105
– Amortization of debt issuance costs	109	97	489
– Lease obligations	11,820	12,277	13,416
– Provisions: unwinding of discount	165	138	113
Total interest expense	41,526	40,686	44,123
Loss on financial instruments	—	373	780
Other finance costs	143	85	151
Total finance costs	41,669	41,144	45,054
Less: amounts capitalized on qualifying assets (1)	(533)	(426)	(550)
Debt modification/derecognition and other loss	216	1,366	2,862
Finance costs	41,352	42,084	47,366
Finance income on loans and receivables:
– Interest income on bank deposits	1,468	2,282	3,318
– Interest income on loans issued	52	17	91
– Other finance income	998	1,138	943
Finance income	2,518	3,437	4,352
Net finance costs	38,834	38,647	43,014
(1)	The annual weighted average capitalization rates of 6.8%, 6.9% and 8.1% were used to determine the amount of capitalized interest for the years ended December 31, 2021, 2020 and 2019, respectively.